Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Sales	₩ 296,186	₩ 18,765	₩ 23,416
Purchases	37,774	18,499	19,055
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Sales	238,847	2,298	1,302
Purchases	1,308
Others [member]
Disclosure of transactions between related parties [line items]
Sales	28,092	809
Purchases	21,302	10,272
K Bank [member]
Disclosure of transactions between related parties [line items]
Sales	24,247	15,658	17,815
Purchases	15,164	₩ 8,227	8,524
NgeneBio [member]
Disclosure of transactions between related parties [line items]
Sales			1,498
Purchases			10,531
K-Realty CR-REITs No.10 [member]
Disclosure of transactions between related parties [line items]
Sales			₩ 2,801
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure of transactions between related parties [line items]
Sales	5,000
Purchases	₩ 0